Prepayments and other current assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets, net
Incentive payments from a depositary bank	¥ 34,151	¥ 0
Gains (losses) from incentive payments from depositary bank	89,943	89,595	¥ 93,544
Allowance for credit losses recorded	¥ 13,818	¥ 12,044